Recoverable taxes	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Recoverable taxes	Recoverable taxes

	2021	2020

Prepayments of income taxes (IRPJ and CSLL)	146,636	122,070
Contributions over revenue (PIS and COFINS)	5,654	3,993
Other recoverable taxes (i)	1,026	1,560
Total	153,316	127,623

Current	153,316	127,623
Non-current	—	—

(i)	The amount refers to taxes on services - ISS of R$1,002 (2020– R$979), value added taxes – VAT of nil (2020 –R$581) and Contributions for Social Security - INSS of R$24 (2020–nil).